Consolidated statement of equity - CAD CAD in Millions	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2014			CAD 12,202	CAD 2,255	CAD 370	CAD 5,478	CAD (1,235)	CAD 1,583
Shares issued:
Shares issued under public offering, net of issue costs				244
On exercise of stock options			30
Shares repurchased			(130)		(164)
Issuance of stock options, net of exercises					8
Dilution from TC PipeLines, LP units issued					6			55
Asset drop downs to TC PipeLines, LP					(213)
Columbia Pipeline Partners LP acquisition								(11)
Net income/(loss) attributable to controlling interests	CAD (1,146)					(1,146)
Common share dividends						(1,471)
Preferred share dividends						(92)
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	602						296
Net income attributable to non-controlling interests	(6)							6
Other comprehensive (loss)/income attributable to non-controlling interests								306
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					6			55
Decrease in TransCanada's ownership of TC PipeLines, LP								(11)
Distributions declared to non-controlling interests								(222)
Balance at end of year at Dec. 31, 2015	18,155	CAD 16,438	12,102	2,499	7	2,769	(939)	1,717
Shares issued:
Shares issued under public offering, net of issue costs			7,752	1,481
Under dividend reinvestment and share purchase plan			177
On exercise of stock options			74
Shares repurchased			(6)		(8)
Issuance of stock options, net of exercises					6
Dilution from TC PipeLines, LP units issued					24			215
Asset drop downs to TC PipeLines, LP					(38)
Columbia Pipeline Partners LP acquisition								(40)
Reclassification of additional paid-in capital deficit to retained earnings					9
Net income/(loss) attributable to controlling interests	233					233
Common share dividends						(1,733)
Preferred share dividends						(122)
Reclassification of additional paid-in capital deficit to retained earnings						(9)
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	(32)						(21)
Acquisition of non-controlling interests in Columbia Pipeline Partners LP								1,051
Net income attributable to non-controlling interests	(252)							252
Other comprehensive (loss)/income attributable to non-controlling interests								(11)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					24			215
Decrease in TransCanada's ownership of TC PipeLines, LP								(40)
Reclassification from/(to) common units subject to rescission or redemption (Note 19)								(1,179)
Distributions declared to non-controlling interests								(279)
Balance at end of year at Dec. 31, 2016	25,983	24,257	20,099	3,980		1,138	(960)	1,726
Shares issued:
Under dividend reinvestment and share purchase plan			790
Under at-the-market equity issuance program, net of issue costs			216
On exercise of stock options			62
Issuance of stock options, net of exercises					6
Dilution from TC PipeLines, LP units issued					26			225
Asset drop downs to TC PipeLines, LP					(202)
Columbia Pipeline Partners LP acquisition					(171)			(41)
Reclassification of additional paid-in capital deficit to retained earnings					341
Net income/(loss) attributable to controlling interests	3,157					3,157
Common share dividends						(2,184)
Preferred share dividends						(159)
Reclassification of additional paid-in capital deficit to retained earnings						(341)
Other comprehensive (loss)/income attributable to controlling interests (Note 22)	(926)						(771)
Net income attributable to non-controlling interests	(238)							238
Other comprehensive (loss)/income attributable to non-controlling interests								(155)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					26			225
Decrease in TransCanada's ownership of TC PipeLines, LP					(171)			(41)
Reclassification from/(to) common units subject to rescission or redemption (Note 19)								106
Distributions declared to non-controlling interests								(280)
Impact of Columbia Pipeline Partners LP acquisition								33
Balance at end of year at Dec. 31, 2017	CAD 26,891	CAD 25,039	CAD 21,167	CAD 3,980	CAD 0	1,623	CAD (1,731)	CAD 1,852
Shares issued:
Adjustment related to employee share-based payments (Note 3)						CAD 12